1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

ALLISON M FUMAI

allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 698 698 3599 Fax

June 23, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Preliminary Proxy Materials for

Morgan Stanley Institutional Fund, Inc. (the “Fund”)

File Nos. 033-23166, 811-05624

Dear Sir or Madam:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Special Meeting of Stockholders of the Real Assets Portfolio, a series of the Fund, regarding a proposal to change the Real Assets Portfolio’s fundamental investment policy regarding industry concentration.  No filing fee is required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3526.

Very truly yours,

/s/Allison Fumai
Allison Fumai